Other Assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other Assets
15	OTHER ASSETS
Other assets at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Prepaid expenses	¥65,129	¥78,475
Accrued income	330,654	385,051
Receivables from brokers, dealers and customers for securities transactions	1,221,414	1,159,479
Cash collateral provided for derivative and other financial transactions	2,121,025	1,537,672
Retirement benefit assets	168,962	268,483
Security deposits	88,518	92,867
Others	276,928	557,844

Total other assets	¥4,272,630	¥4,079,871